33 Discontinued operation (Details 1) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of single amount of discontinued operations [line items]
Operational activities	R$ 3,498	R$ 3,159	R$ 1,545
Investment activities	(4,787)	(4,370)	(926)
Financing activities	(793)	4,715	(99)
Exchange rate variation on cash and cash equivalents	R$ 588	R$ 111
Earnings per share:
Diluted and Basic, discontinued operation	R$ 5.21642	R$ 4.05814	R$ 6.21186
Net operating revenue	R$ 36,043	R$ 28,082	R$ 23,017
Gross profit	5,914	4,733	4,172
Depreciation and amortization	(503)	(395)	(313)
Operating profit	2,068	1,702	1,673
Net financial result	(443)	(200)	(120)
Income before income taxes	1,625	1,502	1,553
Income tax and social contribution	(436)	(426)	(477)
Profit continued operation	1,556	1,060	R$ 1,076
Current assets	8,349	12,282
Non-current assets	10,472	23,623
Current liabilities	8,786	13,930
Non-current liabilities	8,688	12,274
Shareholders' equity	1,347	9,701		R$ 3,024
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Operational activities	1,349	1,343
Investment activities	(4,075)	5,970
Financing activities	(1,012)	(4,274)
Exchange rate variation on cash and cash equivalents	587	111
Net cash generated	R$ (3,151)	R$ 3,150
Earnings per share:
Diluted and Basic, discontinued operation	R$ 0.8214	R$ 0.2054
Net operating revenue	R$ 22,034	R$ 2,151
Gross profit	5,508	609
Depreciation and amortization	(729)	(59)
Share of profit and loss of associate	27	(5)
Operating profit	768	190
Net financial result	(340)	(55)
Income before income taxes	428	135
Income tax and social contribution	(60)	(43)
Profit continued operation	367	92
Loss (income) discontinued operation	(1)
Net income for the year	367	92
Current assets	8,014	6,560
Non-current assets	18,930	5,805
Current liabilities	9,729	7,209
Non-current liabilities	3,620	2,553
Shareholders' equity	R$ 13,595	R$ 2,603